Loss per share (Details) - USD ($)	3 Months Ended					6 Months Ended			12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Net Income (Loss) Attributable to Parent	$ (1,391,964)	$ (2,171,947)	$ (4,239)		$ (11,634)	$ (3,563,911)		$ (15,873)	$ (829,563)
Wag Labs, Inc.
Net Income (Loss) Attributable to Parent	$ (1,090,000)	$ (2,350,000)	$ (2,434,000)	$ (2,708,000)		$ (3,440,000)	$ (5,141,000)			$ (6,311,000)	$ (18,839,000)
Weighted-average shares, Basic	6,305,282		5,638,678			6,301,362	5,636,666			5,908,062	5,623,515
Weighted-average shares, Diluted	6,305,282		5,638,678			6,301,362	5,636,666			5,908,062	5,623,515
Net loss per share, Basic	$ (0.17)		$ (0.43)			$ (0.55)	$ (0.91)			$ (1.07)	$ (3.35)
Net loss per share, Diluted	$ (0.17)		$ (0.43)			$ (0.55)	$ (0.91)			$ (1.07)	$ (3.35)